Shareholder Report		12 Months Ended
		Mar. 31, 2026 USD ($) Holding	Mar. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Mercer Funds
Entity Central Index Key		0001320615
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000027778
Shareholder Report [Line Items]
Fund Name		Mercer US Small/Mid Cap Equity Fund
Class Name		Class I
Trading Symbol		MSCQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-us-small-mid-cap
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer US Small/Mid Cap Equity Fund (Class I / MSCQX)	$76	0.71%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund underperformed its benchmark, the Russell 2500® Index.

  Broadly speaking, the period was marked by a market that rewarded companies that were unprofitable and/or had lower returns on equity.

  This made for a difficult environment for small/mid cap investors who tend to anchor toward long-term fundamentals such as earnings, cash flow growth, and balance sheet strength.

Top Contributors

  Considering the market backdrop outlined above, underweight in the Real Estate sector helped the fund’s relative returns.

  The fund also benefited from idiosyncratic stock selection decisions in the Utilities sector.

Top Detractors

  Stock selection in the Health Care sector hurt fund results as the market environment was supportive of names in the biotech industry.

  The Consumer Discretionary sector detracted from results owing to weakness in the automotive space.

  The Information Technology sector was a source of relative weakness and came from a combination of sector positioning and stock selection. Names believed to be associated with artificial intelligence (AI) saw particular strength.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer US Small/Mid Cap Equity Fund - Class I	Russell 2500® Index
6/27/2023	$10,000	$10,000
6/30/2023	$10,184	$10,358
9/30/2023	$9,855	$9,863
12/31/2023	$10,945	$11,180
3/31/2024	$11,950	$11,953
6/30/2024	$11,377	$11,443
9/30/2024	$12,282	$12,444
12/31/2024	$12,386	$12,521
3/31/2025	$11,557	$11,582
6/30/2025	$12,287	$12,577
9/30/2025	$12,939	$13,709
12/31/2025	$13,154	$14,013
3/31/2026	$13,332	$14,299

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer US Small/Mid Cap Equity Fund - Class I - 06/27/2023	15.46%	11.00%
Russell 2500® Index	23.45%	13.83%

Performance Inception Date		Jun. 27, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 1,707,096,645
Holdings Count | Holding		458
Advisory Fees Paid, Amount		$ 6,630,918
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,707,096,645
Total number of portfolio holdings	458
Total advisory fees paid net of reimbursement	$6,630,918
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]

Sector Allocation

Table Summary
Industrial	25.4%
Consumer, Non-cyclical	22.3%
Financial	17.6%
Consumer, Cyclical	14.1%
Technology	7.9%
Energy	4.6%
Communications	3.1%
Basic Materials	2.6%
Utilities	1.8%
Government	0.2%
Cash Equivalents	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Comfort Systems USA, Inc.	2.1%
Insmed, Inc.	1.2%
BJ's Wholesale Club Holdings, Inc.	1.1%
Ascendis Pharma AS	1.0%
Jazz Pharmaceuticals PLC	1.0%
Jabil, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Advanced Energy Industries, Inc.	0.9%
API Group Corp.	0.8%
Tapestry, Inc.	0.8%
Total	10.7%

C000027780
Shareholder Report [Line Items]
Fund Name		Mercer US Small/Mid Cap Equity Fund
Class Name		Class Y-3
Trading Symbol		MSCGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-us-small-mid-cap
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer US Small/Mid Cap Equity Fund (Class Y-3 / MSCGX)	$51	0.47%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund underperformed its benchmark, the Russell 2500® Index.

  Broadly speaking, the period was marked by a market that rewarded companies that were unprofitable and/or had lower returns on equity.

  This made for a difficult environment for small/mid cap investors who tend to anchor toward long-term fundamentals such as earnings, cash flow growth, and balance sheet strength.

Top Contributors

  Considering the market backdrop outlined above, underweight in the Real Estate sector helped the fund’s relative returns.

  The fund also benefited from idiosyncratic stock selection decisions in the Utilities sector.

Top Detractors

  Stock selection in the Health Care sector hurt fund results as the market environment was supportive of names in the biotech industry.

  The Consumer Discretionary sector detracted from results owing to weakness in the automotive space.

  The Information Technology sector was a source of relative weakness and came from a combination of sector positioning and stock selection. Names believed to be associated with artificial intelligence (AI) saw particular strength.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer US Small/Mid Cap Equity Fund - Class Y-3	Russell 2500® Index
3/31/2016	$10,000	$10,000
6/30/2016	$10,194	$10,357
9/30/2016	$10,757	$11,037
12/31/2016	$11,504	$11,713
3/31/2017	$12,124	$12,153
6/30/2017	$12,404	$12,412
9/30/2017	$12,904	$13,001
12/31/2017	$13,678	$13,682
3/31/2018	$13,656	$13,649
6/30/2018	$14,223	$14,428
9/30/2018	$14,745	$15,106
12/31/2018	$11,872	$12,313
3/31/2019	$13,682	$14,261
6/30/2019	$14,182	$14,683
9/30/2019	$14,034	$14,495
12/31/2019	$15,365	$15,733
3/31/2020	$10,721	$11,057
6/30/2020	$13,516	$13,994
9/30/2020	$14,405	$14,817
12/31/2020	$17,777	$18,878
3/31/2021	$19,747	$20,942
6/30/2021	$20,733	$22,081
9/30/2021	$20,747	$21,489
12/31/2021	$22,108	$22,310
3/31/2022	$20,429	$21,012
6/30/2022	$17,434	$17,444
9/30/2022	$16,897	$16,952
12/31/2022	$18,405	$18,211
3/31/2023	$19,062	$18,829
6/30/2023	$19,719	$19,812
9/30/2023	$19,099	$18,865
12/31/2023	$21,213	$21,383
3/31/2024	$23,180	$22,863
6/30/2024	$22,090	$21,887
9/30/2024	$23,862	$23,802
12/31/2024	$24,070	$23,949
3/31/2025	$22,481	$22,153
6/30/2025	$23,899	$24,056
9/30/2025	$25,187	$26,221
12/31/2025	$25,620	$26,803
3/31/2026	$25,989	$27,350

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer US Small/Mid Cap Equity Fund - Class Y-3 - 08/15/2005	15.71%	5.67%	10.03%
Russell 2500® Index	23.45%	5.48%	10.58%

Performance Inception Date		Aug. 15, 2005
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 1,707,096,645
Holdings Count | Holding		458
Advisory Fees Paid, Amount		$ 6,630,918
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,707,096,645
Total number of portfolio holdings	458
Total advisory fees paid net of reimbursement	$6,630,918
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]

Sector Allocation

Table Summary
Industrial	25.4%
Consumer, Non-cyclical	22.3%
Financial	17.6%
Consumer, Cyclical	14.1%
Technology	7.9%
Energy	4.6%
Communications	3.1%
Basic Materials	2.6%
Utilities	1.8%
Government	0.2%
Cash Equivalents	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Comfort Systems USA, Inc.	2.1%
Insmed, Inc.	1.2%
BJ's Wholesale Club Holdings, Inc.	1.1%
Ascendis Pharma AS	1.0%
Jazz Pharmaceuticals PLC	1.0%
Jabil, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Advanced Energy Industries, Inc.	0.9%
API Group Corp.	0.8%
Tapestry, Inc.	0.8%
Total	10.7%

C000027786
Shareholder Report [Line Items]
Fund Name		Mercer Non-US Core Equity Fund
Class Name		Class I
Trading Symbol		MNCSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-non-us-core
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Non-US Core Equity Fund (Class I / MNCSX)	$71	0.63%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the MSCI World ex USA IMI Index.

Top Contributors

  Security selection within materials and information technology was a large contributor to relative outperformance from a sector perspective.

  A relative overweight to materials, specifically metals and mining, was beneficial for performance.

  Security selection within Switzerland was strong, namely in healthcare.

  An off-benchmark exposure to Taiwan Semiconductor Manufacturing Company proved to be a large driver of outperformance.

  Similarly, a relative overweight to Canada based mining company Barrick Mining was beneficial.

Top Detractors

  A relative underweight paired with security selection in industrials hurt relative performance.

  An underweight to industrials in Canada, specifically a lack of exposure to Bombardier Inc., was a key detractor from relative performance.

  An underweight to Spain detracted as the country significantly outperformed the broader index, MSCI World ex USA IMI Index.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Non-US Core Equity Fund - Class I	MSCI World ex USA IMI Index
7/22/2021	$10,000	$10,000
9/30/2021	$9,892	$10,047
12/31/2021	$10,224	$10,319
3/31/2022	$9,403	$9,785
6/30/2022	$8,081	$8,302
9/30/2022	$7,278	$7,536
12/31/2022	$8,485	$8,745
3/31/2023	$9,170	$9,408
6/30/2023	$9,452	$9,659
9/30/2023	$9,199	$9,271
12/31/2023	$10,060	$10,246
3/31/2024	$10,828	$10,777
6/30/2024	$10,760	$10,698
9/30/2024	$11,479	$11,568
12/31/2024	$10,664	$10,701
3/31/2025	$11,655	$11,324
6/30/2025	$13,142	$12,762
9/30/2025	$14,018	$13,477
12/31/2025	$14,605	$14,145
3/31/2026	$14,665	$14,024

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Non-US Core Equity Fund - Class I - 07/22/2021	25.82%	8.50%
MSCI World ex USA IMI Index	23.84%	7.48%

Performance Inception Date		Jul. 22, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date		Mar. 31, 2026
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 4,402,881,231
Holdings Count | Holding		1,044
Advisory Fees Paid, Amount		$ 12,784,873
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$4,402,881,231
Total number of portfolio holdings	1,044
Total advisory fees paid net of reimbursement	$12,784,873
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]

Sector Allocation

Table Summary
Financial	23.4%
Consumer, Non-cyclical	17.4%
Industrial	15.1%
Basic Materials	12.3%
Technology	9.6%
Consumer, Cyclical	9.1%
Energy	6.8%
Communications	2.8%
Utilities	1.5%
Investment Companies (ETF)	0.4%
Diversified	0.0%Footnote Reference*
Cash Equivalents	1.6%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Table Summary
Japan	21.0%
United Kingdom	10.1%
United States	10.0%
Canada	8.4%
France	7.1%
Germany	5.2%
Italy	4.1%
Netherlands	4.0%
Switzerland	4.0%
Australia	3.4%
Spain	2.8%
Hong Kong	2.5%
Sweden	2.1%
China	1.8%
Norway	1.5%
Ireland	1.3%
Denmark	1.3%
Brazil	1.0%
Total Countries each less than 1.0%	6.8%
Cash Equivalents	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ASML Holding NV	2.0%
TotalEnergies SE	1.4%
Franco-Nevada Corp.	1.2%
Schneider Electric SE	1.1%
UniCredit SpA	1.0%
Roche Holding AG	1.0%
Barrick Mining Corp.	0.9%
Legrand SA	0.9%
Lasertec Corp.	0.9%
NatWest Group PLC	0.8%
Total	11.2%

Material Fund Change Adviser [Text Block]

On April 20, 2026 American Century Investments Management, Inc. was terminated as sub-adviser to the Fund, and the Board of Trustees of the Fund approved the hiring of Hardman Johnston Global Advisors, LLC and WCM Investment Management, LLC as new sub-advisers to the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000027788
Shareholder Report [Line Items]
Fund Name		Mercer Non-US Core Equity Fund
Class Name		Class Y-3
Trading Symbol		MNCEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-non-us-core
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Non-US Core Equity Fund (Class Y-3 / MNCEX)	$44	0.39%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the MSCI World ex USA IMI Index.

Top Contributors

  Security selection within materials and information technology was a large contributor to relative outperformance from a sector perspective.

  A relative overweight to materials, specifically metals and mining, was beneficial for performance.

  Security selection within Switzerland was strong, namely in healthcare.

  An off-benchmark exposure to Taiwan Semiconductor Manufacturing Company proved to be a large driver of outperformance.

  Similarly, a relative overweight to Canada based mining company Barrick Mining was beneficial.

Top Detractors

  A relative underweight paired with security selection in industrials hurt relative performance.

  An underweight to industrials in Canada, specifically a lack of exposure to Bombardier Inc., was a key detractor from relative performance.

  An underweight to Spain detracted as the country significantly outperformed the broader index, MSCI World ex USA IMI Index.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Non-US Core Equity Fund - Class Y-3	MSCI World ex USA IMI Index
3/31/2016	$10,000	$10,000
6/30/2016	$9,938	$9,891
9/30/2016	$10,499	$10,537
12/31/2016	$10,320	$10,463
3/31/2017	$11,062	$11,187
6/30/2017	$11,835	$11,843
9/30/2017	$12,524	$12,537
12/31/2017	$13,153	$13,096
3/31/2018	$13,165	$12,859
6/30/2018	$13,016	$12,760
9/30/2018	$13,210	$12,885
12/31/2018	$11,427	$11,174
3/31/2019	$12,616	$12,349
6/30/2019	$13,063	$12,781
9/30/2019	$12,987	$12,674
12/31/2019	$14,215	$13,734
3/31/2020	$11,033	$10,438
6/30/2020	$12,950	$12,129
9/30/2020	$13,954	$12,814
12/31/2020	$16,057	$14,877
3/31/2021	$16,706	$15,497
6/30/2021	$17,585	$16,352
9/30/2021	$17,368	$16,279
12/31/2021	$17,971	$16,720
3/31/2022	$16,528	$15,854
6/30/2022	$14,219	$13,452
9/30/2022	$12,825	$12,210
12/31/2022	$14,946	$14,169
3/31/2023	$16,170	$15,243
6/30/2023	$16,683	$15,650
9/30/2023	$16,236	$15,021
12/31/2023	$17,756	$16,601
3/31/2024	$19,127	$17,461
6/30/2024	$19,041	$17,333
9/30/2024	$20,310	$18,743
12/31/2024	$18,874	$17,339
3/31/2025	$20,644	$18,348
6/30/2025	$23,309	$20,678
9/30/2025	$24,874	$21,836
12/31/2025	$25,916	$22,919
3/31/2026	$26,043	$22,722

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer Non-US Core Equity Fund - Class Y-3 - 08/18/2006	26.15%	9.29%	10.04%
MSCI World ex USA IMI Index	23.84%	7.96%	8.56%

Performance Inception Date		Aug. 18, 2006
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date		Mar. 31, 2026
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 4,402,881,231
Holdings Count | Holding		1,044
Advisory Fees Paid, Amount		$ 12,784,873
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$4,402,881,231
Total number of portfolio holdings	1,044
Total advisory fees paid net of reimbursement	$12,784,873
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]

Sector Allocation

Table Summary
Financial	23.4%
Consumer, Non-cyclical	17.4%
Industrial	15.1%
Basic Materials	12.3%
Technology	9.6%
Consumer, Cyclical	9.1%
Energy	6.8%
Communications	2.8%
Utilities	1.5%
Investment Companies (ETF)	0.4%
Diversified	0.0%Footnote Reference*
Cash Equivalents	1.6%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Table Summary
Japan	21.0%
United Kingdom	10.1%
United States	10.0%
Canada	8.4%
France	7.1%
Germany	5.2%
Italy	4.1%
Netherlands	4.0%
Switzerland	4.0%
Australia	3.4%
Spain	2.8%
Hong Kong	2.5%
Sweden	2.1%
China	1.8%
Norway	1.5%
Ireland	1.3%
Denmark	1.3%
Brazil	1.0%
Total Countries each less than 1.0%	6.8%
Cash Equivalents	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
ASML Holding NV	2.0%
TotalEnergies SE	1.4%
Franco-Nevada Corp.	1.2%
Schneider Electric SE	1.1%
UniCredit SpA	1.0%
Roche Holding AG	1.0%
Barrick Mining Corp.	0.9%
Legrand SA	0.9%
Lasertec Corp.	0.9%
NatWest Group PLC	0.8%
Total	11.2%

Material Fund Change Adviser [Text Block]

On April 20, 2026 American Century Investments Management, Inc. was terminated as sub-adviser to the Fund, and the Board of Trustees of the Fund approved the hiring of Hardman Johnston Global Advisors, LLC and WCM Investment Management, LLC as new sub-advisers to the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000027790
Shareholder Report [Line Items]
Fund Name		Mercer Core Fixed Income Fund
Class Name		Class I
Trading Symbol		MCFQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Core Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-core-fixed
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Core Fixed Income Fund (Class I / MCFQX)	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.

Top Contributors

  Sector allocation within overweight’s to Collateralized Mortgage-Backed Securities (CMBS), Asset Backed Securities (ABS), Residential Mortgage-Backed Securities (RMBS), and Collateralized Mortgage-Backed Obligations (CMO) all contributed positively to performance.

  Sector allocation within overweight’s to investment grade corporates in the Utilities and Financials sectors contributed positively to performance.

  Curve and duration positioning with overweight’s to the 0-1 year and 4-5 year maturity bonds were beneficial.

Top Detractors

  Negative impact from spread sectors due to security selection.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Core Fixed Income Fund - Class I	Bloomberg U.S. Aggregate Bond Index
12/27/2021	$10,000	$10,000
12/31/2021	$10,000	$10,016
3/31/2022	$9,386	$9,422
6/30/2022	$8,859	$8,980
9/30/2022	$8,447	$8,554
12/31/2022	$8,601	$8,714
3/31/2023	$8,878	$8,971
6/30/2023	$8,818	$8,896
9/30/2023	$8,532	$8,609
12/31/2023	$9,140	$9,196
3/31/2024	$9,100	$9,124
6/30/2024	$9,110	$9,131
9/30/2024	$9,589	$9,605
12/31/2024	$9,304	$9,311
3/31/2025	$9,548	$9,570
6/30/2025	$9,665	$9,686
9/30/2025	$9,881	$9,883
12/31/2025	$9,992	$9,991
3/31/2026	$9,970	$9,986

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Core Fixed Income Fund - Class I - 12/27/2021	4.41%	-0.07%
Bloomberg U.S. Aggregate Bond Index	4.35%	-0.04%

Performance Inception Date		Dec. 27, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date			Mar. 31, 2025
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 1,540,367,249
Holdings Count | Holding		1,864
Advisory Fees Paid, Amount		$ 1,274,780
InvestmentCompanyPortfolioTurnover		125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,540,367,249
Total number of portfolio holdings	1,864
Total advisory fees paid net of reimbursement	$1,274,780
Portfolio turnover rate as of the end of the reporting period	125%

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Debt	33.1%
Mortgage Backed Securities - U.S. Government Agency Obligations	28.0%
U.S. Government and Agency Obligations	20.1%
Asset Backed Securities	9.7%
Mortgage Backed Securities - Private Issuers	7.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.4%
Common Stocks	0.0%Footnote Reference*
Cash Equivalents	1.0%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Maturity

Table Summary
Less than 1 Year	1.3%
1 to 3 Years	8.7%
3 to 5 Years	10.2%
5 to 10 Years	21.3%
10 to 30 Years	53.6%
Greater than 30 Years	4.9%
Total	100.0%

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000027792
Shareholder Report [Line Items]
Fund Name		Mercer Core Fixed Income Fund
Class Name		Class Y-3
Trading Symbol		MCFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Core Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-core-fixed
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Core Fixed Income Fund (Class Y-3 / MCFIX)	$15	0.15%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.

Top Contributors

  Sector allocation within overweight’s to Collateralized Mortgage-Backed Securities (CMBS), Asset Backed Securities (ABS), Residential Mortgage-Backed Securities (RMBS), and Collateralized Mortgage-Backed Obligations (CMO) all contributed positively to performance.

  Sector allocation within overweight’s to investment grade corporates in the Utilities and Financials sectors contributed positively to performance.

  Curve and duration positioning with overweight’s to the 0-1 year and 4-5 year maturity bonds were beneficial.

Top Detractors

  Negative impact from spread sectors due to security selection.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Core Fixed Income Fund - Class Y-3	Bloomberg U.S. Aggregate Bond Index
3/31/2016	$10,000	$10,000
6/30/2016	$10,247	$10,221
9/30/2016	$10,335	$10,268
12/31/2016	$10,066	$9,962
3/31/2017	$10,168	$10,044
6/30/2017	$10,342	$10,189
9/30/2017	$10,454	$10,276
12/31/2017	$10,497	$10,316
3/31/2018	$10,351	$10,165
6/30/2018	$10,330	$10,149
9/30/2018	$10,351	$10,151
12/31/2018	$10,446	$10,318
3/31/2019	$10,803	$10,621
6/30/2019	$11,148	$10,948
9/30/2019	$11,418	$11,197
12/31/2019	$11,458	$11,217
3/31/2020	$11,647	$11,570
6/30/2020	$12,180	$11,906
9/30/2020	$12,347	$11,979
12/31/2020	$12,545	$12,060
3/31/2021	$12,139	$11,653
6/30/2021	$12,406	$11,867
9/30/2021	$12,429	$11,873
12/31/2021	$12,401	$11,874
3/31/2022	$11,652	$11,170
6/30/2022	$10,998	$10,646
9/30/2022	$10,498	$10,140
12/31/2022	$10,703	$10,330
3/31/2023	$11,046	$10,635
6/30/2023	$10,985	$10,546
9/30/2023	$10,641	$10,205
12/31/2023	$11,391	$10,901
3/31/2024	$11,352	$10,816
6/30/2024	$11,378	$10,824
9/30/2024	$11,976	$11,387
12/31/2024	$11,623	$11,038
3/31/2025	$11,942	$11,345
6/30/2025	$12,101	$11,483
9/30/2025	$12,376	$11,716
12/31/2025	$12,528	$11,845
3/31/2026	$12,508	$11,839

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer Core Fixed Income Fund - Class Y-3 - 08/15/2005	4.74%	0.60%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance Inception Date		Aug. 15, 2005
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date			Mar. 31, 2025
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 1,540,367,249
Holdings Count | Holding		1,864
Advisory Fees Paid, Amount		$ 1,274,780
InvestmentCompanyPortfolioTurnover		125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,540,367,249
Total number of portfolio holdings	1,864
Total advisory fees paid net of reimbursement	$1,274,780
Portfolio turnover rate as of the end of the reporting period	125%

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Debt	33.1%
Mortgage Backed Securities - U.S. Government Agency Obligations	28.0%
U.S. Government and Agency Obligations	20.1%
Asset Backed Securities	9.7%
Mortgage Backed Securities - Private Issuers	7.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.4%
Common Stocks	0.0%Footnote Reference*
Cash Equivalents	1.0%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Maturity

Table Summary
Less than 1 Year	1.3%
1 to 3 Years	8.7%
3 to 5 Years	10.2%
5 to 10 Years	21.3%
10 to 30 Years	53.6%
Greater than 30 Years	4.9%
Total	100.0%

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000106516
Shareholder Report [Line Items]
Fund Name		Mercer Emerging Markets Equity Fund
Class Name		Class I
Trading Symbol		MEMSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-emerging-markets
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Emerging Markets Equity Fund (Class I / MEMSX)	$70	0.61%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the MSCI Emerging Markets® Index.

Top Contributors

  Continuing acceleration of technology spending related to artificial intelligence (AI) was beneficial for Korean technology hardware and semiconductors such as Samsung Electronics.

  The Fund benefitted from an underweight to India as performance lagged peers due to inflated valuations.

Top Detractors

  Exposure to Chinese consumer discretionary holdings was disadvantageous as the country experienced ongoing weak domestic demand.

  Holdings in Indian financials detracted from performance, specically HDFC Bank.

  While AI was a notable bright spot, an underweight to Taiwan Semiconductor Manufacturing Co. specifically was a headwind.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Emerging Markets Equity Fund - Class I	MSCI Emerging Markets® Index
6/27/2023	$10,000	$10,000
6/30/2023	$10,013	$10,020
9/30/2023	$9,526	$9,726
12/31/2023	$10,110	$10,491
3/31/2024	$10,110	$10,740
6/30/2024	$10,460	$11,277
9/30/2024	$11,229	$12,260
12/31/2024	$10,286	$11,278
3/31/2025	$10,696	$11,608
6/30/2025	$11,816	$13,000
9/30/2025	$12,840	$14,383
12/31/2025	$13,450	$15,064
3/31/2026	$13,899	$15,038

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Emerging Markets Equity Fund - Class I - 06/27/2023	29.95%	12.65%
MSCI Emerging Markets® Index	29.55%	15.93%

Performance Inception Date		Jun. 27, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date			Mar. 31, 2025
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 1,344,766,268
Holdings Count | Holding		648
Advisory Fees Paid, Amount		$ 3,061,787
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,344,766,268
Total number of portfolio holdings	648
Total advisory fees paid net of reimbursement	$3,061,787
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]

Sector Allocation

Table Summary
Technology	26.2%
Financial	22.2%
Communications	12.1%
Consumer, Cyclical	10.1%
Consumer, Non-cyclical	9.3%
Industrial	8.2%
Basic Materials	5.9%
Energy	3.5%
Utilities	1.7%
Diversified	0.4%
Cash Equivalents	0.4%
Total	100.0%

Geographic Allocation

Table Summary
China	24.7%
Taiwan	19.6%
South Korea	13.9%
India	11.2%
Brazil	8.1%
Mexico	2.9%
South Africa	2.7%
Saudi Arabia	2.0%
Thailand	1.4%
Indonesia	1.1%
Total Countries each less than 1.0%	12.0%
Cash Equivalents	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.1%
Samsung Electronics Co. Ltd.	4.9%
Tencent Holdings Ltd.	3.7%
SK Hynix, Inc.	2.3%
Alibaba Group Holding Ltd.	1.9%
HDFC Bank Ltd.	1.3%
Ping An Insurance Group Co. of China Ltd., Class H	0.9%
Credicorp Ltd.	0.9%
Samsung Electronics Co. Ltd., 1.464%	0.8%
Chroma ATE, Inc.	0.8%
Total	29.6%

Material Fund Change Adviser [Text Block]		Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") was terminated as a sub-adviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000106518
Shareholder Report [Line Items]
Fund Name		Mercer Emerging Markets Equity Fund
Class Name		Class Y-3
Trading Symbol		MEMQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-emerging-markets
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Emerging Markets Equity Fund (Class Y-3 / MEMQX)	$41	0.36%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the MSCI Emerging Markets® Index.

Top Contributors

  Continuing acceleration of technology spending related to artificial intelligence (AI) was beneficial for Korean technology hardware and semiconductors such as Samsung Electronics.

  The Fund benefitted from an underweight to India as performance lagged peers due to inflated valuations.

Top Detractors

  Exposure to Chinese consumer discretionary holdings was disadvantageous as the country experienced ongoing weak domestic demand.

  Holdings in Indian financials detracted from performance, specically HDFC Bank.

  While AI was a notable bright spot, an underweight to Taiwan Semiconductor Manufacturing Co. specifically was a headwind.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Emerging Markets Equity Fund - Class Y-3	MSCI Emerging Markets® Index
3/31/2016	$10,000	$10,000
6/30/2016	$10,151	$10,066
9/30/2016	$10,920	$10,975
12/31/2016	$10,402	$10,518
3/31/2017	$11,614	$11,722
6/30/2017	$12,351	$12,457
9/30/2017	$13,243	$13,439
12/31/2017	$14,058	$14,439
3/31/2018	$14,289	$14,644
6/30/2018	$12,952	$13,479
9/30/2018	$12,758	$13,332
12/31/2018	$11,688	$12,336
3/31/2019	$12,821	$13,560
6/30/2019	$12,963	$13,642
9/30/2019	$12,467	$13,063
12/31/2019	$13,872	$14,609
3/31/2020	$10,314	$11,161
6/30/2020	$12,380	$13,179
9/30/2020	$13,542	$14,439
12/31/2020	$16,003	$17,284
3/31/2021	$16,687	$17,680
6/30/2021	$17,458	$18,573
9/30/2021	$15,974	$17,070
12/31/2021	$16,005	$16,846
3/31/2022	$14,126	$15,672
6/30/2022	$12,477	$13,878
9/30/2022	$11,027	$12,272
12/31/2022	$12,123	$13,462
3/31/2023	$12,782	$13,996
6/30/2023	$12,833	$14,122
9/30/2023	$12,241	$13,708
12/31/2023	$12,987	$14,785
3/31/2024	$12,987	$15,136
6/30/2024	$13,454	$15,892
9/30/2024	$14,458	$17,278
12/31/2024	$13,246	$15,894
3/31/2025	$13,774	$16,360
6/30/2025	$15,234	$18,321
9/30/2025	$16,571	$20,271
12/31/2025	$17,365	$21,230
3/31/2026	$17,945	$21,194

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer Emerging Markets Equity Fund - Class Y-3 - 05/01/2012	30.24%	1.49%	6.03%
MSCI Emerging Markets® Index	29.55%	3.69%	7.80%

Performance Inception Date		May 01, 2012
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date			Mar. 31, 2025
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 1,344,766,268
Holdings Count | Holding		648
Advisory Fees Paid, Amount		$ 3,061,787
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$1,344,766,268
Total number of portfolio holdings	648
Total advisory fees paid net of reimbursement	$3,061,787
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]

Sector Allocation

Table Summary
Technology	26.2%
Financial	22.2%
Communications	12.1%
Consumer, Cyclical	10.1%
Consumer, Non-cyclical	9.3%
Industrial	8.2%
Basic Materials	5.9%
Energy	3.5%
Utilities	1.7%
Diversified	0.4%
Cash Equivalents	0.4%
Total	100.0%

Geographic Allocation

Table Summary
China	24.7%
Taiwan	19.6%
South Korea	13.9%
India	11.2%
Brazil	8.1%
Mexico	2.9%
South Africa	2.7%
Saudi Arabia	2.0%
Thailand	1.4%
Indonesia	1.1%
Total Countries each less than 1.0%	12.0%
Cash Equivalents	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.1%
Samsung Electronics Co. Ltd.	4.9%
Tencent Holdings Ltd.	3.7%
SK Hynix, Inc.	2.3%
Alibaba Group Holding Ltd.	1.9%
HDFC Bank Ltd.	1.3%
Ping An Insurance Group Co. of China Ltd., Class H	0.9%
Credicorp Ltd.	0.9%
Samsung Electronics Co. Ltd., 1.464%	0.8%
Chroma ATE, Inc.	0.8%
Total	29.6%

Material Fund Change Adviser [Text Block]		Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") was terminated as a sub-adviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000128966
Shareholder Report [Line Items]
Fund Name		Mercer Opportunistic Fixed Income Fund
Class Name		Class I
Trading Symbol		MOFTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-opportunistic-fixed
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Opportunistic Fixed Income Fund (Class I / MOFTX)	$69	0.67%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its primary benchmark and underperformed its current and prior secondary benchmarks for the relevant periods.

  Primary Benchmark: Bloomberg U.S. Aggregate Bond Index.

  Secondary Benchmark as of May 1, 2025: 33.3% Bloomberg U.S. Corporate High Yield Index (USD), 33.3% Morningstar LSTA U.S. Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD).

Top Contributors

  Allocations to global high yield and out of secondary benchmark exposure to convertibles.

  Positioning within bank loans, notably underweight exposure to technology sector.

  Tactical exposure to securitized credit, especially agency and non-agency Mortgage-Back Securities (MBS) and Asset Back Securities (ABS).

  Tactical exposure to investment grade credit benefiting from spread tightening.

  Tactical exposure to a basket of emerging market currencies appreciating against the U.S. dollar.

Top Detractors

  Positioning within emerging markets external debt, particularly underweight exposure to select sovereign debt.

  Underperformance driven by Latin America and African/Middle Eastern regions due to underweight sovereign debt exposure as select prices appreciated.

  Duration positioning detracted.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Opportunistic Fixed Income Fund - Class I	Bloomberg U.S. Aggregate Bond Index	33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD	35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
6/27/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$9,988	$9,958	$10,044	$10,003
9/30/2023	$9,800	$9,636	$10,098	$9,877
12/31/2023	$10,553	$10,294	$10,743	$10,588
3/31/2024	$10,553	$10,213	$10,956	$10,615
6/30/2024	$10,503	$10,220	$11,077	$10,623
9/30/2024	$11,142	$10,752	$11,573	$11,262
12/31/2024	$10,777	$10,423	$11,592	$10,989
3/31/2025	$10,990	$10,713	$11,735	$11,253
6/30/2025	$11,351	$10,842	$12,094	$11,689
9/30/2025	$11,665	$11,062	$12,458	$12,041
12/31/2025	$11,869	$11,184	$12,700	$12,275
3/31/2026	$11,737	$11,178	$12,602	$12,183

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Opportunistic Fixed Income Fund - Class I - 06/27/2023	6.80%	5.97%
Bloomberg U.S. Aggregate Bond Index (Primary Benchark)	4.35%	4.11%
33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD (Secondary Benchmark)	7.40%	8.75%
35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM	8.26%	7.42%

Performance Inception Date		Jun. 27, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

Effective May 1, 2025, the Fund selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg U.S. Corporate High Yield Index (USD), 33.3% Morningstar LSTA U.S. Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD), replacing the prior secondary blended benchmark, 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The new secondary index is unmanaged and cannot be invested in directly.

Material Change Date			Mar. 31, 2025
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 2,093,681,860
Holdings Count | Holding		2,078
Advisory Fees Paid, Amount		$ 6,688,734
InvestmentCompanyPortfolioTurnover		246.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$2,093,681,860
Total number of portfolio holdings	2,078
Total advisory fees paid net of reimbursement	$6,688,734
Portfolio turnover rate as of the end of the reporting period	246%

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Debt	34.0%
Bank Loans	15.6%
Sovereign Debt Obligations	15.0%
Asset Backed Securities	8.7%
Mortgage Backed Securities - U.S. Government Agency Obligations	8.0%
U.S. Government and Agency Obligations	5.5%
Mortgage Backed Securities - Private Issuers	4.2%
Repurchase Agreements	1.8%
Convertible Debt	1.8%
Investment Companies	1.1%
Common Stocks	0.7%
Preferred Stocks	0.2%
Purchased Currency Options	0.0%Footnote Reference*
Cash Equivalents	3.4%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Table Summary
United States	63.8%
Cayman Islands	3.6%
Mexico	2.2%
Total Countries each less than 2.0%	27.0%
Cash Equivalents	3.4%
Total	100.0%

Material Fund Change Adviser [Text Block]

On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of

Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000128968
Shareholder Report [Line Items]
Fund Name		Mercer Opportunistic Fixed Income Fund
Class Name		Class Y-3
Trading Symbol		MOFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-opportunistic-fixed
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Opportunistic Fixed Income Fund (Class Y-3 / MOFIX)	$45	0.43%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its primary benchmark and underperformed its current and prior secondary benchmarks for the relevant periods.

  Primary Benchmark: Bloomberg U.S. Aggregate Bond Index.

  Secondary Benchmark as of May 1, 2025: 33.3% Bloomberg U.S. Corporate High Yield Index (USD), 33.3% Morningstar LSTA U.S. Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD).

Top Contributors

  Allocations to global high yield and out of secondary benchmark exposure to convertibles.

  Positioning within bank loans, notably underweight exposure to technology sector.

  Tactical exposure to securitized credit, especially agency and non-agency Mortgage-Back Securities (MBS) and Asset Back Securities (ABS).

  Tactical exposure to investment grade credit benefiting from spread tightening.

  Tactical exposure to a basket of emerging market currencies appreciating against the U.S. dollar.

Top Detractors

  Positioning within emerging markets external debt, particularly underweight exposure to select sovereign debt.

  Underperformance driven by Latin America and African/Middle Eastern regions due to underweight sovereign debt exposure as select prices appreciated.

  Duration positioning detracted.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Opportunistic Fixed Income Fund - Class Y-3	Bloomberg U.S. Aggregate Bond Index	33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD	35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
3/31/2016	$10,000	$10,000	$10,000	$10,000
6/30/2016	$10,344	$10,221	$10,448	$10,365
9/30/2016	$10,746	$10,268	$10,889	$10,776
12/31/2016	$10,509	$9,962	$10,886	$10,473
3/31/2017	$11,031	$10,044	$11,165	$10,972
6/30/2017	$11,363	$10,189	$11,357	$11,344
9/30/2017	$11,730	$10,276	$11,571	$11,708
12/31/2017	$11,824	$10,316	$11,677	$11,803
3/31/2018	$12,070	$10,165	$11,632	$12,051
6/30/2018	$11,233	$10,149	$11,560	$11,333
9/30/2018	$11,134	$10,151	$11,813	$11,353
12/31/2018	$11,171	$10,318	$11,449	$11,396
3/31/2019	$11,448	$10,621	$12,143	$11,755
6/30/2019	$11,826	$10,948	$12,477	$12,134
9/30/2019	$11,789	$11,197	$12,637	$12,213
12/31/2019	$12,147	$11,217	$12,897	$12,502
3/31/2020	$10,921	$11,570	$11,219	$11,512
6/30/2020	$11,966	$11,906	$12,423	$12,634
9/30/2020	$12,289	$11,979	$12,880	$12,888
12/31/2020	$13,150	$12,060	$13,569	$13,629
3/31/2021	$12,776	$11,653	$13,478	$13,197
6/30/2021	$13,149	$11,867	$13,849	$13,562
9/30/2021	$13,069	$11,873	$13,908	$13,453
12/31/2021	$12,985	$11,874	$13,956	$13,343
3/31/2022	$12,336	$11,170	$13,252	$12,515
6/30/2022	$11,245	$10,646	$12,111	$11,553
9/30/2022	$10,913	$10,140	$11,953	$11,167
12/31/2022	$11,484	$10,330	$12,545	$11,775
3/31/2023	$11,971	$10,635	$12,909	$12,197
6/30/2023	$12,157	$10,546	$13,214	$12,375
9/30/2023	$11,942	$10,205	$13,285	$12,220
12/31/2023	$12,874	$10,901	$14,133	$13,099
3/31/2024	$12,874	$10,816	$14,414	$13,132
6/30/2024	$12,828	$10,824	$14,573	$13,143
9/30/2024	$13,607	$11,387	$15,225	$13,932
12/31/2024	$13,163	$11,038	$15,250	$13,595
3/31/2025	$13,440	$11,345	$15,439	$13,922
6/30/2025	$13,897	$11,483	$15,911	$14,462
9/30/2025	$14,287	$11,716	$16,390	$14,897
12/31/2025	$14,533	$11,845	$16,708	$15,186
3/31/2026	$14,398	$11,839	$16,580	$15,072

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	5 Years	10 Years
Mercer Opportunistic Fixed Income Fund - Class Y-3 - 08/21/2013	7.13%	2.42%	3.71%
Bloomberg U.S. Aggregate Bond Index (Primary Benchark)	4.35%	0.31%	1.70%
33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD (Secondary Benchmark)	7.40%	4.24%	5.19%
35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM	8.26%	2.69%	4.19%

Performance Inception Date		Aug. 21, 2013
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

Effective May 1, 2025, the Fund selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg U.S. Corporate High Yield Index (USD), 33.3% Morningstar LSTA U.S. Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD), replacing the prior secondary blended benchmark, 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The new secondary index is unmanaged and cannot be invested in directly.

Material Change Date			Mar. 31, 2025
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 2,093,681,860
Holdings Count | Holding		2,078
Advisory Fees Paid, Amount		$ 6,688,734
InvestmentCompanyPortfolioTurnover		246.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$2,093,681,860
Total number of portfolio holdings	2,078
Total advisory fees paid net of reimbursement	$6,688,734
Portfolio turnover rate as of the end of the reporting period	246%

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Debt	34.0%
Bank Loans	15.6%
Sovereign Debt Obligations	15.0%
Asset Backed Securities	8.7%
Mortgage Backed Securities - U.S. Government Agency Obligations	8.0%
U.S. Government and Agency Obligations	5.5%
Mortgage Backed Securities - Private Issuers	4.2%
Repurchase Agreements	1.8%
Convertible Debt	1.8%
Investment Companies	1.1%
Common Stocks	0.7%
Preferred Stocks	0.2%
Purchased Currency Options	0.0%Footnote Reference*
Cash Equivalents	3.4%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Table Summary
United States	63.8%
Cayman Islands	3.6%
Mexico	2.2%
Total Countries each less than 2.0%	27.0%
Cash Equivalents	3.4%
Total	100.0%

Material Fund Change Adviser [Text Block]

On March 11, 2025, Blackrock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as subadvisers to the Fund, and the Board of

Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000246251
Shareholder Report [Line Items]
Fund Name		Mercer Short Duration Fixed Income Fund
Class Name		Class I
Trading Symbol		MSDBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the "Fund") for the period December 30, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-short-duration
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Short Duration Fixed Income Fund (Class I / MSDBX)	$11	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 11
Expense Ratio, Percent	[1]	0.44%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. 1-3 Government/Credit Index.

Top Contributors

  Sector allocation contributed the most to relative returns within overweights to Collateralized Loan Obligations (CLO), Non-Agency Collateralized Mortgage Backed Securities (CMBS), Mortgage-Backed Securities (MBS), High Yield Corporates and Emerging Markets and an underweight to the Technology Sector.

  Security selection within investment grade corporates contributed positively to performance.

Top Detractors

  Underweight sector exposure to investment grade corporates was a relative detractor.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Short Duration Fixed Income Fund - Class I	Bloomberg U.S. 1-3 Government/Credit Index
12/30/2025	$10,000	$10,000
12/31/2025	$10,001	$10,000
1/31/2026	$10,024	$10,000
2/28/2026	$10,075	$10,000
3/31/2026	$10,018	$10,028

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	Since Inception
Mercer Short Duration Fixed Income Fund - Class I - 12/30/2025	0.18%
Bloomberg U.S. 1-3 Government/Credit Index	0.28%

Performance Inception Date		Dec. 30, 2025
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 84,702,094
Holdings Count | Holding		676
Advisory Fees Paid, Amount		$ 81,813
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$84,702,094
Total number of portfolio holdings	676
Total advisory fees paid net of reimbursement	$81,813
Portfolio turnover rate as of the end of the reporting period	166%

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Debt	42.0%
Asset Backed Securities	22.4%
U.S. Government and Agency Obligations	18.6%
Mortgage Backed Securities - U.S. Government Agency Obligations	7.9%
Mortgage Backed Securities - Private Issuers	6.8%
Bank Loans	1.8%
Sovereign Debt Obligations	0.2%
Cash Equivalents	0.3%
Total	100.0%

Maturity

Table Summary
Less than 1 Year	6.1%
1 to 3 Years	40.8%
3 to 5 Years	28.7%
5 to 10 Years	8.2%
10 to 30 Years	12.6%
Greater than 30 Years	3.6%
Total	100.0%

C000246249
Shareholder Report [Line Items]
Fund Name		Mercer Short Duration Fixed Income Fund
Class Name		Class Y-3
Trading Symbol		MSDYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-short-duration
Expenses [Text Block]

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Short Duration Fixed Income Fund (Class Y-3 / MSDYX)	$20	0.20%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Market Commentary and Fund Performance

How did the Fund perform during the reporting period?

  For the 12 months ending March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. 1-3 Government/Credit Index.

Top Contributors

  Sector allocation contributed the most to relative returns within overweights to Collateralized Loan Obligations (CLO), Non-Agency Collateralized Mortgage Backed Securities (CMBS), Mortgage-Backed Securities (MBS), High Yield Corporates and Emerging Markets and an underweight to the Technology Sector.

  Security selection within investment grade corporates contributed positively to performance.

Top Detractors

  Underweight sector exposure to investment grade corporates was a relative detractor.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Mercer Short Duration Fixed Income Fund - Class Y-3	Bloomberg U.S. 1-3 Government/Credit Index
12/1/2023	$10,000	$10,000
12/31/2023	$10,139	$10,119
3/31/2024	$10,215	$10,161
6/30/2024	$10,336	$10,258
9/30/2024	$10,653	$10,562
12/31/2024	$10,672	$10,560
3/31/2025	$10,838	$10,732
6/30/2025	$10,994	$10,868
9/30/2025	$11,148	$10,997
12/31/2025	$11,287	$11,125
3/31/2026	$11,325	$11,156

Average Annual Return [Table Text Block]
Table Summary
Fund and Inception Date	1 Year	Since Inception
Mercer Short Duration Fixed Income Fund - Class Y-3 - 12/01/2023	4.49%	5.47%
Bloomberg U.S. 1-3 Government/Credit Index	3.96%	4.81%

Performance Inception Date		Dec. 01, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.mercer.com/en-us/solutions/investments/delegated-solutions/for the most recent performance information.
AssetsNet		$ 84,702,094
Holdings Count | Holding		676
Advisory Fees Paid, Amount		$ 81,813
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund’s net assets	$84,702,094
Total number of portfolio holdings	676
Total advisory fees paid net of reimbursement	$81,813
Portfolio turnover rate as of the end of the reporting period	166%

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Debt	42.0%
Asset Backed Securities	22.4%
U.S. Government and Agency Obligations	18.6%
Mortgage Backed Securities - U.S. Government Agency Obligations	7.9%
Mortgage Backed Securities - Private Issuers	6.8%
Bank Loans	1.8%
Sovereign Debt Obligations	0.2%
Cash Equivalents	0.3%
Total	100.0%

Maturity

Table Summary
Less than 1 Year	6.1%
1 to 3 Years	40.8%
3 to 5 Years	28.7%
5 to 10 Years	8.2%
10 to 30 Years	12.6%
Greater than 30 Years	3.6%
Total	100.0%

[1]	Annualized.